The Company (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 15, 2021	Oct. 12, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' equity, reverse stock split		On October 12, 2021, an amendment to our certificate of incorporation for a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5 became effective.
Retained earning accumulated deficit			$ 71,600,000				$ 71,600,000		$ 70,500,000
Operating expenses							9,500,000		6,500,000
Net Income (Loss)			$ 469,304	$ 689,499	$ 491,898	$ 431,747	1,158,803	$ 923,645	1,610,685	$ 1,824,690
Net cash used in operating activities							$ 1,220,843	$ 763,964	$ 1,228,586	$ 426,933
Common Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock									$ 6,858,843
Hankey Capital LLC [Member]
Ownership percentage			70.00%				70.00%		70.00%
Wallach Beth Capital LLC [Member]
Stock Issued During Period, Shares, New Issues	226,568
Hankey Capital LLC [Member]
Debt Instrument, Face Amount									$ 12,767,894
Interest Payable									$ 2,054,041
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction	1,510,455
Common Stock, Par or Stated Value Per Share	$ 0.001
Sale of Stock, Price Per Share	$ 5.25
Proceeds from Issuance of Common Stock	$ 6,858,843
Proceeds from public offering	$ 6,858,843
IPO [Member] | Warrant [Member]
Shares Issued, Price Per Share	$ 6.30
Over-Allotment Option [Member] | Wallach Beth Capital LLC [Member]
Warrants and Rights Outstanding	$ 226,568
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	90,627
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.30
Percentage of toal offering	5.00%